Annual Total Returns[BarChart] - Invesco Solar ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(28.11%)	(63.20%)	(31.99%)	129.86%	(0.74%)	(9.33%)	(43.21%)	54.17%	(25.16%)	65.65%